SHARE-BASED COMPENSATION (Details 1) - $ / shares	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Investments, Debt and Equity Securities [Abstract]
Number of Stock Options, Beginning Balance	8,618,204	13,538,102
Number of Stock Options, Granted	7,858,643	6,812,552
Number of Stock Options, Forfeited	(1,723,887)	(11,732,450)
Number of Stock Options, Ending Balance	14,752,960	8,618,204
Weighted Average Exercise Price, Beginning Balance	$ 2.78	$ 4.31
Weighted Average Exercise Price, Granted	0.17	1.34
Weighted Average Exercise Price, Forfeited	(2.73)	(2.79)
Weighted Average Exercise Price, Ending Balance	$ 1.40	$ 2.78